Fair Value Measurements - Basis of Fair Value Measurements (Detail) - Fair Value, Measurements, Recurring - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financial assets:
Cash equivalents (included in cash and cash equivalents)	$ 2,834	$ 7,874
Interest rate cap (included in other assets)	6	2,583
Total financial assets	2,840	10,457
Quoted Prices in Active Markets for Identical Items (Level 1)
Financial assets:
Cash equivalents (included in cash and cash equivalents)	0	0
Interest rate cap (included in other assets)	0	0
Total financial assets	0	0
Significant Other Observable Inputs (Level 2)
Financial assets:
Cash equivalents (included in cash and cash equivalents)	2,834	7,874
Interest rate cap (included in other assets)	6	2,583
Total financial assets	2,840	10,457
Significant Unobservable Inputs (Level 3)
Financial assets:
Cash equivalents (included in cash and cash equivalents)	0	0
Interest rate cap (included in other assets)	0	0
Total financial assets	$ 0	$ 0